REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2018	$ 4,204
2019	4,202
2020	4,173
2021 and thereafter	168,617
Estimated amortization expenses	$ 181,196